Eaton Vance
Tax-Managed Multi-Cap Growth Fund
January 31, 2026 (Unaudited)

Eaton Vance Tax-Managed Multi-Cap Growth Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests its assets in Tax-Managed Multi-Cap Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2026, the value of the Fund’s investment in the Portfolio was $158,030,429 and the Fund owned 53.2% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Multi-Cap Growth Portfolio
January 31, 2026
Portfolio of Investments (Unaudited)

Common Stocks — 98.2%
Security	Shares	Value
Biotechnology — 2.9%
AbbVie, Inc.	17,006	$ 3,792,508
Argenx SE ADR(1)	1,668	1,401,954
Vertex Pharmaceuticals, Inc.(1)	7,471	3,510,623
		$ 8,705,085
Broadline Retail — 8.9%
Amazon.com, Inc.(1)	110,092	$ 26,345,016
		$ 26,345,016
Capital Markets — 1.1%
S&P Global, Inc.	5,966	$ 3,148,795
		$ 3,148,795
Chemicals — 1.3%
Ecolab, Inc.	5,380	$ 1,517,106
Sherwin-Williams Co.	6,570	2,329,985
		$ 3,847,091
Commercial Services & Supplies — 1.6%
Copart, Inc.(1)	49,420	$ 2,005,464
Waste Connections, Inc.	16,156	2,707,745
		$ 4,713,209
Consumer Staples Distribution & Retail — 1.9%
Performance Food Group Co.(1)	58,516	$ 5,585,352
		$ 5,585,352
Electrical Equipment — 2.4%
AMETEK, Inc.	31,600	$ 7,077,768
		$ 7,077,768
Entertainment — 0.5%
Live Nation Entertainment, Inc.(1)	9,609	$ 1,397,629
		$ 1,397,629
Financial Services — 3.3%
Visa, Inc., Class A	30,882	$ 9,938,754
		$ 9,938,754
Security	Shares	Value
Food Products — 0.4%
Mondelez International, Inc., Class A	21,749	$ 1,271,664
		$ 1,271,664
Ground Transportation — 2.1%
Norfolk Southern Corp.	8,734	$ 2,543,690
Uber Technologies, Inc.(1)	47,387	3,793,330
		$ 6,337,020
Health Care Equipment & Supplies — 2.2%
Edwards Lifesciences Corp.(1)	26,187	$ 2,130,574
Intuitive Surgical, Inc.(1)	4,788	2,414,205
Medline, Inc., Class A(1)	1,593	70,411
Stryker Corp.	4,839	1,788,301
		$ 6,403,491
Health Care Providers & Services — 0.4%
UnitedHealth Group, Inc.	4,205	$ 1,206,541
		$ 1,206,541
Hotels, Restaurants & Leisure — 2.0%
Booking Holdings, Inc.	626	$ 3,131,152
Domino's Pizza, Inc.	3,079	1,263,406
Marriott International, Inc., Class A	4,720	1,488,216
		$ 5,882,774
Interactive Media & Services — 16.4%
Alphabet, Inc., Class A	56,023	$ 18,935,774
Alphabet, Inc., Class C	47,917	16,221,342
Meta Platforms, Inc., Class A	18,990	13,606,335
		$ 48,763,451
IT Services — 1.6%
GoDaddy, Inc., Class A(1)	33,923	$ 3,409,940
Okta, Inc.(1)	15,035	1,270,157
		$ 4,680,097
Life Sciences Tools & Services — 1.0%
Danaher Corp.	14,070	$ 3,079,782
		$ 3,079,782
Pharmaceuticals — 1.3%
Eli Lilly & Co.	3,834	$ 3,976,433
		$ 3,976,433

Tax-Managed Multi-Cap Growth Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Real Estate Management & Development — 0.4%
CoStar Group, Inc.(1)	17,605	$ 1,082,707
		$ 1,082,707
Semiconductors & Semiconductor Equipment — 17.5%
Broadcom, Inc.	24,620	$ 8,156,606
Monolithic Power Systems, Inc.	8,854	9,953,224
NVIDIA Corp.	177,438	33,913,725
		$ 52,023,555
Software — 15.7%
Adobe, Inc.(1)	9,206	$ 2,699,659
Intuit, Inc.	6,414	3,200,073
Microsoft Corp.	69,246	29,795,861
Nutanix, Inc., Class A(1)	22,727	893,853
Oracle Corp.	11,391	1,874,731
Salesforce, Inc.	19,700	4,182,113
ServiceTitan, Inc., Class A(1)(2)	21,343	1,672,011
Synopsys, Inc.(1)	4,809	2,236,738
		$ 46,555,039
Specialty Retail — 2.2%
TJX Cos., Inc.	44,664	$ 6,691,114
		$ 6,691,114
Technology Hardware, Storage & Peripherals — 8.8%
Apple, Inc.	100,863	$ 26,171,931
		$ 26,171,931
Textiles, Apparel & Luxury Goods — 0.5%
Lululemon Athletica, Inc.(1)	8,980	$ 1,567,010
		$ 1,567,010
Trading Companies & Distributors — 1.8%
United Rentals, Inc.	6,684	$ 5,227,289
		$ 5,227,289
Total Common Stocks (identified cost $91,016,186)		$291,678,597

Short-Term Investments — 1.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.61%(3)	5,636,650	$ 5,636,650
Total Short-Term Investments (identified cost $5,636,650)		$ 5,636,650
Total Investments — 100.1% (identified cost $96,652,836)		$297,315,247
Other Assets, Less Liabilities — (0.1)%		$ (173,607)
Net Assets — 100.0%		$297,141,640
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at January 31, 2026. The aggregate market value of securities on loan at January 31, 2026 was $972,278 and the total market value of the collateral received by the Fund was $1,026,415, comprised of U.S. government and/or agencies securities.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2026.
Abbreviations:
ADR	– American Depositary Receipt

Tax-Managed Multi-Cap Growth Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

The Portfolio did not have any open derivative instruments at January 31, 2026.
Affiliated Investments
At January 31, 2026, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $5,636,650, which represents 1.9% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended January 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$819,535	$10,428,082	$(5,610,967)	$ —	$ —	$5,636,650	$51,171	5,636,650
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2026, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$291,678,597*	$ —	$ —	$291,678,597
Short-Term Investments	5,636,650	—	—	5,636,650
Total Investments	$297,315,247	$—	$—	$297,315,247
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent annual or semi-annual financial statements.
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